VIRTUS Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—4.0%
Alphabet, Inc. Class A	65,614	$ 10,882
Walt Disney Co. (The)	149,949	14,424
		25,306

Consumer Discretionary—6.6%
Home Depot, Inc. (The)	32,493	13,166
LVMH Moet Hennessy Louis Vuitton SE Unsponsored ADR	59,262	9,103
NIKE, Inc. Class B	125,713	11,113
Starbucks Corp.	94,173	9,181
		42,563

Energy—8.0%
Chesapeake Energy Corp.	210,189	17,288
Chevron Corp.	111,425	16,410
Schlumberger N.V.	413,682	17,354
		51,052

Financials—14.0%
Aon plc Class A	40,826	14,125
Bank of America Corp.	428,868	17,017
JPMorgan Chase & Co.	66,633	14,050
KeyCorp	708,453	11,867
Raymond James Financial, Inc.	125,596	15,381
Willis Towers Watson plc	57,036	16,799
		89,239

Health Care—12.4%
Becton Dickinson & Co.	59,183	14,269
Danaher Corp.	48,110	13,376
Humana, Inc.	39,279	12,441
Johnson & Johnson	71,941	11,659
Medtronic plc	117,149	10,547
	Shares	Value

Health Care—continued
Revvity, Inc.	132,462	$ 16,922
		79,214

Industrials—23.3%
AMETEK, Inc.	65,766	11,293
Deere & Co.	42,625	17,789
Delta Air Lines, Inc.	121,517	6,172
Emerson Electric Co.	106,694	11,669
FedEx Corp.	69,966	19,148
Fortive Corp.	123,695	9,763
Honeywell International, Inc.	46,574	9,627
Hubbell, Inc. Class B	29,345	12,570
IDEX Corp.	75,727	16,243
Johnson Controls International plc	189,672	14,720
Knight-Swift Transportation Holdings, Inc. Class A	254,325	13,721
Xylem, Inc.	45,016	6,079
		148,794

Information Technology—9.4%
CDW Corp.	68,078	15,406
Marvell Technology, Inc.	166,140	11,982
Micron Technology, Inc.	59,053	6,125
NXP Semiconductors N.V.	61,198	14,688
Texas Instruments, Inc.	59,236	12,236
		60,437

Materials—11.0%
Air Products & Chemicals, Inc.	23,403	6,968
Dow, Inc.	120,388	6,577
DuPont de Nemours, Inc.	179,670	16,010
International Paper Co.	286,290	13,985
Nucor Corp.	87,135	13,100
Vulcan Materials Co.	55,583	13,920
		70,560

	Shares	Value

Real Estate—6.6%
American Tower Corp.	52,347	$ 12,174
Mid-America Apartment Communities, Inc.	38,972	6,193
Prologis, Inc.	126,863	16,020
Sun Communities, Inc.	57,462	7,766
		42,153

Utilities—2.2%
Southern Co. (The)	156,071	14,074
Total Common Stocks (Identified Cost $546,861)		623,392

Total Long-Term Investments—97.5% (Identified Cost $546,861)		623,392

TOTAL INVESTMENTS—97.5% (Identified Cost $546,861)		$623,392
Other assets and liabilities, net—2.5%		15,896
NET ASSETS—100.0%		$639,288

Abbreviation:
ADR	American Depositary Receipt

Country Weightings†
United States	84%
Ireland	7
Curaçao	3
Netherlands	2
United Kingdom	2
France	2
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$623,392	$623,392
Total Investments	$623,392	$623,392
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Ceredex Large-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
2